Note 25 - Post-employment and other employee benefit commitments. Defined Medical Commitments (Details) - EUR (€)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Present Value Of Defined Benefit Obligation Member | Defined Medical benefit at the beginning Member [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit		€ 1,580,000,000	€ 1,114,000,000	€ 1,204,000,000
Present Value Of Defined Benefit Obligation Member | Current Service Cost Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit		21,000,000	21,000,000	27,000,000
Present Value Of Defined Benefit Obligation Member | Interest Expense Income Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit		117,000,000	119,000,000	116,000,000
Present Value Of Defined Benefit Obligation Member | Contributions To Plan Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit		0	0	0
Present Value Of Defined Benefit Obligation Member | Contributions To Plan By Employer Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit		0	0	0
Present Value Of Defined Benefit Obligation Member | Past Service Cost Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit	[1]	(8,000,000)	0	(42,000,000)
Present Value Of Defined Benefit Obligation Member | Gain Loss On Remeasurement Of Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit		95,000,000	298,000,000	(210,000,000)
Present Value Of Defined Benefit Obligation Member | Return On Plan Assets Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit	[2]	0	0	0
Present Value Of Defined Benefit Obligation Member | Actuarial Gains Losses Arising From Changes In Demographic Assumptions Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit		0	0	0
Present Value Of Defined Benefit Obligation Member | Actuarial Gains Losses Arising From Changes In Financial Assumptions Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit		110,000,000	311,000,000	(182,000,000)
Present Value Of Defined Benefit Obligation Member | Actuarial Gains Losses Arising From Experience Adjustments Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit		(15,000,000)	(13,000,000)	(28,000,000)
Present Value Of Defined Benefit Obligation Member | Benefit payments defined Benefit Commitments
Disclosure of medical commitments Line Items
Defined Medical Benefit		(37,000,000)	(39,000,000)	(34,000,000)
Present Value Of Defined Benefit Obligation Member | Settlement payments defined Benefit Commitments
Disclosure of medical commitments Line Items
Defined Medical Benefit		0	0	0
Present Value Of Defined Benefit Obligation Member | Business combinations and disposalsdefined Benefit Commitments
Disclosure of medical commitments Line Items
Defined Medical Benefit		0	0	0
Present Value Of Defined Benefit Obligation Member | Effect on changes in foreign exchange rates defined Benefit Commitments
Disclosure of medical commitments Line Items
Defined Medical Benefit		(207,000,000)	68,000,000	62,000,000
Present Value Of Defined Benefit Obligation Member | Other effects defined Benefit Commitments
Disclosure of medical commitments Line Items
Defined Medical Benefit		0	(1,000,000)	(9,000,000)
Present Value Of Defined Benefit Obligation Member | Defined benefit at the end Member [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit		1,562,000,000	1,580,000,000	1,114,000,000
Plan Assets Member | Defined Medical benefit at the beginning Member [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit		1,532,000,000	1,146,000,000	1,114,000,000
Plan Assets Member | Current Service Cost Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit		0	0	0
Plan Assets Member | Interest Expense Income Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit		120,000,000	123,000,000	109,000,000
Plan Assets Member | Contributions To Plan Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit		0	0	0
Plan Assets Member | Contributions To Plan By Employer Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit		22,000,000	0	71,000,000
Plan Assets Member | Past Service Cost Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit	[1]	0	0	0
Plan Assets Member | Gain Loss On Remeasurement Of Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit		66,000,000	224,000,000	(164,000,000)
Plan Assets Member | Return On Plan Assets Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit	[2]	66,000,000	224,000,000	(164,000,000)
Plan Assets Member | Actuarial Gains Losses Arising From Changes In Demographic Assumptions Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit		0	0	0
Plan Assets Member | Actuarial Gains Losses Arising From Changes In Financial Assumptions Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit		0	0	0
Plan Assets Member | Actuarial Gains Losses Arising From Experience Adjustments Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit		0	0	0
Plan Assets Member | Benefit payments defined Benefit Commitments
Disclosure of medical commitments Line Items
Defined Medical Benefit		(37,000,000)	(39,000,000)	(33,000,000)
Plan Assets Member | Settlement payments defined Benefit Commitments
Disclosure of medical commitments Line Items
Defined Medical Benefit		0	0	0
Plan Assets Member | Business combinations and disposalsdefined Benefit Commitments
Disclosure of medical commitments Line Items
Defined Medical Benefit		(19,000,000)	7,000,000	0
Plan Assets Member | Effect on changes in foreign exchange rates defined Benefit Commitments
Disclosure of medical commitments Line Items
Defined Medical Benefit		(201,000,000)	71,000,000	59,000,000
Plan Assets Member | Other effects defined Benefit Commitments
Disclosure of medical commitments Line Items
Defined Medical Benefit		0	0	(9,000,000)
Plan Assets Member | Defined benefit at the end Member [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit		1,484,000,000	1,532,000,000	1,146,000,000
Net Benefit Liability Asset [Member] | Defined Medical benefit at the beginning Member [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit		48,000,000	(32,000,000)	91,000,000
Net Benefit Liability Asset [Member] | Current Service Cost Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit		21,000,000	21,000,000	27,000,000
Net Benefit Liability Asset [Member] | Interest Expense Income Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit		(3,000,000)	(4,000,000)	8,000,000
Net Benefit Liability Asset [Member] | Contributions To Plan Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit		0	0	0
Net Benefit Liability Asset [Member] | Contributions To Plan By Employer Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit		(22,000,000)	0	(71,000,000)
Net Benefit Liability Asset [Member] | Past Service Cost Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit	[1]	(8,000,000)	0	(42,000,000)
Net Benefit Liability Asset [Member] | Gain Loss On Remeasurement Of Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit		30,000,000	74,000,000	(47,000,000)
Net Benefit Liability Asset [Member] | Return On Plan Assets Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit	[2]	(66,000,000)	(224,000,000)	164,000,000
Net Benefit Liability Asset [Member] | Actuarial Gains Losses Arising From Changes In Demographic Assumptions Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit		0	0	0
Net Benefit Liability Asset [Member] | Actuarial Gains Losses Arising From Changes In Financial Assumptions Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit		110,000,000	311,000,000	(182,000,000)
Net Benefit Liability Asset [Member] | Actuarial Gains Losses Arising From Experience Adjustments Net Defined Benefit Liability Asset [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit		(15,000,000)	(13,000,000)	(28,000,000)
Net Benefit Liability Asset [Member] | Benefit payments defined Benefit Commitments
Disclosure of medical commitments Line Items
Defined Medical Benefit		0	(1,000,000)	(1,000,000)
Net Benefit Liability Asset [Member] | Settlement payments defined Benefit Commitments
Disclosure of medical commitments Line Items
Defined Medical Benefit		0	0	0
Net Benefit Liability Asset [Member] | Business combinations and disposalsdefined Benefit Commitments
Disclosure of medical commitments Line Items
Defined Medical Benefit		19,000,000	(7,000,000)	0
Net Benefit Liability Asset [Member] | Effect on changes in foreign exchange rates defined Benefit Commitments
Disclosure of medical commitments Line Items
Defined Medical Benefit		(6,000,000)	(2,000,000)	3,000,000
Net Benefit Liability Asset [Member] | Other effects defined Benefit Commitments
Disclosure of medical commitments Line Items
Defined Medical Benefit		0	(1,000,000)	0
Net Benefit Liability Asset [Member] | Defined benefit at the end Member [Member]
Disclosure of medical commitments Line Items
Defined Medical Benefit		€ 77,000,000	€ 48,000,000	€ (32,000,000)

[1]	(1) Including gains and losses arising from settlements.
[2]	(2) Excluding interest, which is recorded under "Interest income or expense".